COMMITMENTS AND CONTINGENCIES - Operating leases (Details) - USD ($) $ in Millions	9 Months Ended		12 Months Ended
	Nov. 30, 2020	Nov. 30, 2019	Feb. 29, 2020	Feb. 28, 2019
COMMITMENTS & CONTINGENCIES
Rent expense	$ 5.9	$ 6.6	$ 8.4	$ 4.4
Lease deposit			$ 3.3	$ 1.3